Initial Public Offering - Common Stock Reflected on the Balance Sheet (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering
Common stock of shares subject to possible redemption beginning		$ 118,454,587	$ 117,300,000
Redemption		(102,897,540)
Extension funding		490,484
Remeasurement of carrying value to redemption value	$ 10,504,527	1,489,626	1,154,587
Common stock of shares subject to possible redemption ending	$ 117,300,000	$ 17,537,157	$ 118,454,587